iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .6%
Codan Ltd. ............................. 46,540 $ 1,410,345
DigiCo Infrastructure REIT ................... 24,045 42,100
IGO Ltd.
(a)
.............................. 559,313 3,077,504
Macquarie Technology Group Ltd.
(a) (b)
........... 769 38,977
Megaport Ltd.
(a)
.......................... 19,722 133,572
Mineral Resources Ltd.
(a)
.................... 126,237 5,942,016
PLS Group Ltd.
(a)
......................... 2,683,953 11,942,016
22,586,530
a
Belgium  —  0 .0%
Melexis N.V. ............................ 14,958 1,258,783
a
Canada  —  0 .2%
Boralex, Inc. , Class A ...................... 41,996 1,136,506
Brookfield Renewable Corp. ................. 56,249 2,041,503
CGI, Inc.
(b)
............................. 9,263 606,304
Lithium Americas Corp.
(a) (b)
.................. 218,408 1,254,156
Northland Power, Inc. ...................... 103,849 1,785,926
6,824,395
a
China  —  3 .5%
Alibaba Group Holding Ltd. .................. 963,800 15,884,397
Baidu, Inc. , Class A
(a)
...................... 107,800 1,702,270
BeOne Medicines Ltd. , Class H
(a) (b)
............. 147,600 3,350,397
BYD Co. Ltd. , Class A ...................... 264,600 4,015,472
CALB Group Co. Ltd. , Class H
(a) (c)
.............. 300,900 1,370,491
China Longyuan Power Group Corp. Ltd. , Class H .. 1,208,000 1,027,166
China Resources Power Holdings Co. Ltd.
(b)
....... 796,000 1,962,902
China Suntien Green Energy Corp. Ltd. , Class H ... 583,000 285,824
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 844,310 506,182
Contemporary Amperex Technology Co. Ltd. , Class H 91,000 7,192,273
CSI Solar Co. Ltd. , Class A .................. 461,192 983,569
Ganfeng Lithium Group Co. Ltd. , Class A ......... 100,002 1,308,320
Gotion High-tech Co. Ltd. , Class A ............. 111,404 602,319
Innovent Biologics, Inc.
(a) (c)
................... 275,000 3,211,294
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 117,600 187,915
Jinko Solar Co. Ltd. , Class A
(a)
................ 304,140 297,518
Li Auto, Inc. , Class A
(a) (b)
.................... 761,100 6,697,850
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 230,236 557,391
NIO, Inc. , Class A
(a)
....................... 1,261,440 8,139,476
Sunny Optical Technology Group Co. Ltd.
(b)
....... 501,400 4,127,831
TAL Education Group , ADR
(a) (b)
................ 19,889 221,166
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 126,300 160,739
Tencent Holdings Ltd. ...................... 293,300 17,812,765
Tianqi Lithium Corp. , Class A
(a)
................ 82,207 969,681
Tongwei Co. Ltd. , Class A
(a)
.................. 140,100 359,216
Trina Solar Co. Ltd. , Class A
(a)
................ 84,276 215,017
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 12,279,200 46,074,012
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 66,409 218,066
XPeng, Inc. , Class A
(a)
..................... 846,200 6,763,266
136,204,785
a
Denmark  —  1 .1%
Novo Nordisk A.S. , Class B .................. 546,831 23,259,967
Orsted A.S.
(a) (c)
........................... 189,768 5,075,059
Vestas Wind Systems A.S. .................. 404,041 12,424,015
40,759,041
a
France  —  2 .4%
Engie SA .............................. 753,508 24,837,532
Legrand SA ............................ 14,437 2,586,582
Security Shares Value
a
France (continued)
Sanofi SA .............................. 223,735 $ 20,936,327
Schneider Electric SE ...................... 29,780 9,476,256
STMicroelectronics N.V. .................... 477,043 25,987,388
Thales SA .............................. 38,621 10,610,622
94,434,707
a
Germany  —  3 .8%
BioNTech SE , ADR
(a)
...................... 19,975 2,066,414
Hensoldt AG
(b)
........................... 23,134 2,087,471
Infineon Technologies AG ................... 1,068,652 71,872,452
Rheinmetall AG .......................... 18,296 29,178,639
RWE AG .............................. 264,216 19,238,227
Siemens Energy AG ....................... 103,238 21,878,379
146,321,582
a
Hong Kong  —  0 .0%
Xinyi Energy Holdings Ltd. ................... 1,288,000 195,687
a
Indonesia  —  0 .0%
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 364,941,400 1,138,465
a
Italy  —  1 .2%
Enel SpA .............................. 3,259,267 38,054,171
Leonardo SpA ........................... 142,197 8,879,600
Nexi SpA
(c)
............................. 234,857 1,119,464
48,053,235
a
Japan  —  3 .8%
Advantest Corp. .......................... 39,000 7,282,023
Chugai Pharmaceutical Co. Ltd. ............... 133,000 7,092,805
Daifuku Co. Ltd. .......................... 167,800 7,336,494
Daiichi Sankyo Co. Ltd. ..................... 367,700 5,972,950
FANUC Corp. ........................... 434,100 19,175,528
Harmonic Drive Systems, Inc. ................ 24,800 845,470
Murata Manufacturing Co. Ltd. ................ 1,528,000 50,674,933
Nabtesco Corp. .......................... 15,900 525,864
Rakuten Group, Inc.
(a)
...................... 588,200 2,863,838
Renesas Electronics Corp. .................. 1,395,100 28,212,610
Taiyo Yuden Co. Ltd. ...................... 17,300 709,291
Takeda Pharmaceutical Co. Ltd. ............... 297,100 9,932,879
Yaskawa Electric Corp. ..................... 125,500 4,450,231
145,074,916
a
Netherlands  —  0 .4%
Adyen N.V.
(a) (c)
........................... 12,000 13,541,464
a
Norway  —  0 .1%
Kongsberg Gruppen ASA ................... 164,609 5,507,873
a
Portugal  —  0 .2%
EDP Renovaveis SA ....................... 97,004 1,621,982
EDP SA ............................... 1,170,072 6,381,900
8,003,882
a
Singapore  —  0 .2%
Singapore Technologies Engineering Ltd. ......... 1,031,400 8,740,575
a
South Korea  —  1 .8%
LG Energy Solution Ltd.
(a)
................... 36,990 11,612,392
NAVER Corp. ........................... 8,356 1,200,274
Samsung SDI Co. Ltd.
(a)
.................... 51,434 24,359,501
SK hynix, Inc. ........................... 34,310 30,596,560
67,768,727
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Future Exponential Technologies ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Spain  —  1 .5%
Iberdrola SA ............................ 2,510,297 $ 58,851,933
a
Sweden  —  0 .2%
Saab AB , Class B ........................ 140,267 8,514,656
a
Switzerland  —  2 .9%
Novartis AG , Registered .................... 364,142 53,816,426
Roche Holding AG , NVS .................... 139,744 56,945,657
110,762,083
a
Taiwan  —  2 .9%
Delta Electronics, Inc. ...................... 274,000 19,214,372
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,308,000 90,803,778
110,018,150
a
United Kingdom  —  3 .9%
AstraZeneca PLC ........................ 303,244 57,532,122
BAE Systems PLC ........................ 1,054,300 29,323,822
GSK PLC .............................. 788,662 20,676,722
London Stock Exchange Group PLC ............ 179,498 23,291,063
SSE PLC .............................. 430,556 15,415,782
Wise PLC , Class A
(a)
....................... 253,234 3,621,583
149,861,094
a
United States  —  68 .7%
AbbVie, Inc. ............................ 326,223 68,937,444
Accenture PLC , Class A .................... 29,312 5,238,348
Advanced Micro Devices, Inc.
(a)
............... 76,868 27,248,937
Agilent Technologies, Inc. ................... 53,610 6,194,636
Air Products and Chemicals, Inc. .............. 85,628 25,692,681
Akamai Technologies, Inc.
(a)
.................. 51,556 5,309,237
Albemarle Corp. ......................... 86,859 17,085,165
Alnylam Pharmaceuticals, Inc.
(a)
............... 23,641 7,316,653
Alphabet, Inc. , Class A ..................... 283,786 109,200,853
Amazon.com, Inc.
(a)
....................... 462,294 122,535,648
Amgen, Inc. ............................ 100,083 34,653,739
Amphenol Corp. , Class A ................... 62,614 9,221,164
Analog Devices, Inc. ....................... 382,952 154,046,272
AppLovin Corp. , Class A
(a)
................... 8,707 3,886,369
Arista Networks, Inc.
(a)
..................... 47,817 8,258,474
Biogen, Inc.
(a)
........................... 26,049 4,930,555
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,400 672,288
Block, Inc. , Class A
(a)
...................... 203,983 14,382,841
Bloom Energy Corp. , Class A
(a)
................ 12,890 3,652,510
Bridgebio Pharma, Inc.
(a) (b)
................... 25,630 1,822,549
Bristol-Myers Squibb Co. .................... 378,441 22,929,740
Broadcom, Inc. .......................... 205,917 85,955,933
Broadridge Financial Solutions, Inc. ............ 44,193 6,804,838
Cadence Design Systems, Inc.
(a)
.............. 13,150 4,334,109
Cisco Systems, Inc. ....................... 487,471 44,603,597
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 106,862 2,586,060
Cloudflare, Inc. , Class A
(a)
................... 101,962 20,899,151
Coinbase Global, Inc. , Class A
(a)
............... 76,186 14,305,445
CoStar Group, Inc.
(a)
....................... 19,425 672,299
CRISPR Therapeutics AG
(a) (b)
................. 17,536 917,834
Crowdstrike Holdings, Inc. , Class A
(a)
............ 80,043 35,679,167
Danaher Corp. .......................... 123,409 22,084,041
Eaton Corp. PLC ......................... 48,724 21,097,979
Elastic N.V.
(a)
............................ 32,268 1,498,203
Eli Lilly & Co. ........................... 140,343 131,164,568
Emerson Electric Co. ...................... 231,562 32,520,567
Enphase Energy, Inc.
(a)
..................... 52,053 1,715,667
Entegris, Inc. ............................ 8,088 1,143,481
EPAM Systems, Inc.
(a)
...................... 5,929 674,602
FactSet Research Systems, Inc. ............... 14,468 3,292,627
Security Shares Value
a
United States (continued)
Fair Isaac Corp.
(a)
......................... 8,749 $ 8,967,725
First Solar, Inc.
(a)
......................... 39,378 7,950,024
Fortinet, Inc.
(a)
........................... 227,582 19,187,438
GE Vernova, Inc. ......................... 33,606 36,410,757
Gen Digital, Inc. .......................... 219,745 4,238,881
Gilead Sciences, Inc. ...................... 228,614 29,911,856
Guardant Health, Inc.
(a)
..................... 24,149 2,102,895
Hubbell, Inc. ............................ 21,505 10,928,196
Illumina, Inc.
(a)
........................... 29,828 3,780,401
International Business Machines Corp. .......... 42,390 9,791,242
Intuitive Surgical, Inc.
(a)
..................... 138,221 63,251,312
Jazz Pharmaceuticals PLC
(a)
................. 11,018 2,236,874
Johnson & Johnson ....................... 446,394 102,603,661
Lincoln Electric Holdings, Inc. ................ 23,092 6,119,380
MarketAxess Holdings, Inc. .................. 14,583 2,292,302
Marvell Technology, Inc. .................... 36,721 6,064,473
Merck & Co., Inc. ......................... 475,366 51,900,460
Meta Platforms, Inc. , Class A ................. 104,890 64,183,240
Micron Technology, Inc. ..................... 57,202 29,582,586
Microsoft Corp. .......................... 341,202 139,135,352
Moderna, Inc.
(a) (b)
......................... 59,925 2,752,955
MongoDB, Inc. , Class A
(a)
................... 4,534 1,137,263
Monolithic Power Systems, Inc. ............... 5,805 9,371,650
Nasdaq, Inc. ............................ 142,028 13,053,793
Nextpower, Inc. , Class A
(a)
................... 54,578 6,501,877
Northrop Grumman Corp. ................... 52,804 30,598,862
NVIDIA Corp. ........................... 774,816 154,630,029
NXP Semiconductors N.V. ................... 188,372 55,304,135
Okta, Inc. , Class A
(a)
....................... 57,788 4,256,086
ON Semiconductor Corp.
(a)
.................. 317,504 32,007,578
Oracle Corp. ............................ 77,926 12,576,477
Palantir Technologies, Inc. , Class A
(a)
........... 92,632 12,886,038
Palo Alto Networks, Inc.
(a)
................... 277,833 49,821,014
Penumbra, Inc.
(a) (b)
........................ 6,812 2,223,982
Pfizer, Inc. ............................. 1,056,748 28,215,172
Qualys, Inc.
(a)
........................... 12,965 1,127,047
Regeneron Pharmaceuticals, Inc. .............. 18,211 12,876,270
Repligen Corp.
(a)
......................... 9,631 1,139,444
Revvity, Inc.
(b)
........................... 21,877 1,894,986
Rocket Companies, Inc. , Class A
(a)
............. 394,085 5,761,523
Rockwell Automation, Inc. ................... 47,045 19,237,171
S&P Global, Inc. ......................... 113,975 49,149,439
Seagate Technology Holdings PLC ............. 11,645 7,844,538
SEI Investments Co. ....................... 38,148 3,459,261
Sensata Technologies Holding PLC ............ 112,634 4,690,080
SentinelOne, Inc. , Class A
(a)
.................. 115,841 1,640,309
Snowflake, Inc. , Class A
(a)
................... 14,698 2,005,836
SoFi Technologies, Inc.
(a) (b)
.................. 449,664 7,239,590
Sunrun, Inc.
(a)
........................... 92,847 1,181,942
Synopsys, Inc.
(a)
......................... 8,651 4,174,973
TE Connectivity PLC ...................... 230,227 48,729,847
Tenable Holdings, Inc.
(a) (b)
................... 42,174 881,015
Tesla, Inc.
(a)
............................. 354,970 135,467,201
Texas Instruments, Inc. ..................... 692,091 194,532,938
Tradeweb Markets, Inc. , Class A ............... 43,300 4,903,725
Varonis Systems, Inc.
(a)
..................... 42,490 1,117,487
Vertex Pharmaceuticals, Inc.
(a)
................ 49,397 21,111,290
Waters Corp.
(a)
.......................... 18,522 5,727,558
Western Digital Corp. ...................... 17,234 7,488,518
Workday, Inc. , Class A
(a)
.................... 9,170 1,122,408

iShares
®
Future Exponential Technologies ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Zscaler, Inc.
(a)
........................... 34,246 $ 4,475,267
2,650,121,900
a
Total Common Stocks — 99.4%
(Cost: $ 3,031,643,630 ) ............................... 3,834,544,463
a
Preferred Stocks
Chile  —  0 .3%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 104,616 9,621,473
a
Germany  —  0 .0%
Sartorius AG , Preference Shares , NVS
(b)
......... 2,902 741,392
a
Total Preferred Stocks — 0.3%
(Cost: $ 4,330,401 ) .................................. 10,362,865
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,035,974,031 ) ............................... 3,844,907,328
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d) (e) (f)
...................... 55,113,629 $ 55,130,163
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(d) (e)
............................ 4,239,703 4,239,703
a
Total Short-Term Securities — 1.5%
(Cost: $ 59,360,331 ) ................................. 59,369,866
Total Investments —  101.2%
(Cost: $ 3,095,334,362 ) ............................... 3,904,277,194
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (46,065,585)
Net Assets — 100.0% ................................. $ 3,858,211,609
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 79,508,881  $ —  $ (24,382,392)
(a)
$ 34,447  $ (30,773) $ 55,130,163  55,113,629  $ 257,657
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,900,000  —  (3,660,297)
(a)
—  —  4,239,703  4,239,703  163,442  —
$ —  $ 34,447  $ (30,773)
$ 59,369,866
$ 421,099  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 19 06/18/26 $ 6,882 $ 469,354
Euro STOXX 50 Index .................................................................. 17 06/19/26 1,165 43,685
MSCI Emerging Markets Index ............................................................. 21 06/19/26 1,716 150,422
$ 663,461

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Future Exponential Technologies ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,724,334,548 $ 1,110,209,915 $ — $ 3,834,544,463
Preferred Stocks ......................................... 9,621,473 741,392 — 10,362,865
Short-Term Securities
Money Market Funds ...................................... 59,369,866 — — 59,369,866
$ 2,793,325,887 $ 1,110,951,307 $ — $ 3,904,277,194
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 663,461 $ — $ — $ 663,461
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust